Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Summary of Accounts Receivable

The following is a summary of accounts receivable as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable, gross	67,603	88,179
Less: allowance for credit loss	(8,397)	(21,082)
Accounts receivable, net	59,206	67,097

Summary of Movements of Expected Credit Loss Provision	The following table sets out movements of the expected credit loss provision for the years ended December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the period	(1,609)	(8,397)
Additions	(6,788)	(12,685)
Balance at end of the period	(8,397)	(21,082)